Fair Value Measurements (Tables)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Assets Measured at Fair Value on Recurring Basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of March 31, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

March 31, 2021	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Treasury securities	$250,008,147	$-	$-
Liabilities:
Warrant liabilities – Public warrants	$7,590,000	$-	$-
Warrant liabilities – Private warrants	$-	$-	$4,283,530

December 31, 2020	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Treasury securities	$250,004,454	$-	$-
Liabilities:
Warrant liabilities – Public warrants	$13,625,000	$-	$-
Warrant liabilities – Private warrants	$-	$-	$7,729,400

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$250,004,454	$-	$-

Liabilities:
Derivative warrant liabilities – Public Warrants	$13,625,000	$-	$-
Derivative warrant liabilities - Private Warrants	$-	$-	$7,729,400

Summary of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs at Measurement Dates

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of March 31, 2021	As of December 31 2020
Stock price	$9.81	$10.08
Volatility	10.0%	10.0%
Expected life of the options to convert	5.7	5.9
Risk-free rate	1.10%	0.48%
Dividend yield	-	-

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of September 21, 2020	As of September 30, 2020	As of December 31, 2020
Stock price	$9.42 - $9.64	$9.42 - $9.64	$10.08
Volatility	10.00%	10.00%	10.00%
Expected life of the options to convert	6.0	6.0	5.9
Risk-free rate	0.37%	0.37%	0.48%
Dividend yield	0.0%	0.0%	0.0%
Probability of merger	100.0%	100.0%	100.0%

Summary of Change in Fair Value of Derivative Warrant Liabilities

The change in the fair value of the derivative warrant liabilities for the period for the three months ended March 31, 2021 is summarized as follows:

Derivative warrant liabilities at December 31, 2020	$21,354,400
Change in fair value of derivative warrant liabilities	(9,480,870)
Derivative warrant liabilities at March 31, 2021	$11,873,530

Summary of Change in Level 3 Fair Value of Derivative Warrant Liabilities

The change in the level 3 fair value of the derivative warrant liabilities for the period from July 22, 2020 (inception) through December 31, 2020 is summarized as follows:

	Public Warrants	Private Warrants	Total
Derivative warrant liabilities at July 3, 2020 (inception)	$-	$-	$-
Issuance of Warrants	12,500,000	7,000,000	19,500,000
Change in fair value of derivative warrant liabilities	1,125,000	729,400	1,854,400
Transfer of Public Warrants to level 1	(13,625,000)	-	(13,625,000)
Derivative warrant liabilities at December 31, 2020	$-	$7,729,400	$7,729,400